Property and Equipment	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property and Equipment

4. Property and Equipment

Property and equipment consisted of the following as of December 31(in thousands):

	2015	2014
Computer equipment and software	$3,106	$3,291
Laboratory equipment	4,531	4,372
Office furniture	1,273	1,320
Office and other equipment	271	283
Leasehold improvements	4,926	5,330

	14,107	14,596
Less accumulated depreciation and amortization	(12,965)	(12,080)

Property and equipment, net	$1,142	$2,516